FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

9. FAIR VALUE MEASUREMENT

In accordance with ASC 820-10, the Company measures financial products, time deposits and available-for-sale investments at fair value on a recurring basis. Available-for-sale investments classified within Level 1 are valued using quoted market prices that currently available on a securities exchange registered with the Securities and Exchange Commission (SEC) and Shanghai Stock Exchange (SSE).  Financial products and time deposits classified within Level 2 are valued using directly or indirectly observable inputs in the market place. The available-for-sale investments classified within Level 3 are valued based on a model utilizing unobservable inputs which require significant management judgment and estimation.

Assets measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement at December 31, 2015 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2015
	RMB	RMB	RMB	RMB	US$
Financial products	—	7,937,009,389	—	7,937,009,389	1,225,263,112
Time deposits	—	1,153,526,819	—	1,153,526,819	178,073,855
Available-for-sale investments
Tujia	—	—	2,876,749,196	2,876,749,196	444,093,550
LY.com	—	—	1,745,309,616	1,745,309,616	269,429,377
Hanting	1,116,231,309	—	—	1,116,231,309	172,316,421
eHi	793,869,127	—	—	793,869,127	122,552,275
Easy Go	—	—	527,301,676	527,301,676	81,401,352
Tuniu	430,659,093	—	—	430,659,093	66,482,308
Others	—	—	316,742,816	316,742,816	48,896,665

Total	2,340,759,529	9,090,536,208	5,466,103,304	16,897,399,041	2,608,508,915

	Fair Value Measurement at December 31, 2016 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2016
	RMB	RMB	RMB	RMB	US$
Financial products	—	8,414,292,445	—	8,414,292,445	1,211,910,189
Time deposits	—	6,758,382,572	—	6,758,382,572	973,409,560
Available-for-sale investments
China Eastern Airlines	3,293,478,259	—	—	3,293,478,259	474,359,536
Tujia	—	—	3,081,585,780	3,081,585,780	443,840,671
Hanting	1,984,037,413	—	—	1,984,037,413	285,760,826
eLong	—	—	1,877,945,423	1,877,945,423	270,480,401
LY.com	—	—	1,523,436,120	1,523,436,120	219,420,441
MakeMyTrip	1,519,309,068	—	—	1,519,309,068	218,826,022
eHi	612,309,518	—	—	612,309,518	88,190,914
Tuniu	252,746,139	—	—	252,746,139	36,403,016
Easy Go	—	—	228,317,887	228,317,887	32,884,616
Others	—	—	94,311,000	94,311,000	13,583,609

Total	7,661,880,397	15,172,675,017	6,805,596,210	29,640,151,624	4,269,069,801

The roll forward of major Level 3 investments are as following:

	Tujia	eLong	LY.com	Easy Go	Others
	RMB	RMB	RMB	RMB	RMB
Fair value of Level 3 investment as at December 31, 2014	—	—	1,547,844,523	627,905,501	207,514,062
Transfer in and/or out of Level 3	2,784,302,479	—	—	—	94,928,814
Effect of exchange rate change	53,534,169	—	—	13,372,961	7,103,210
The change in fair value of the investment	38,912,548	—	197,465,093	(113,976,786)	7,196,730

Fair value of Level 3 investment as at December 31, 2015	2,876,749,196	—	1,745,309,616	527,301,676	316,742,816

Transfer in and/or out of Level 3	—	1,778,322,045	—	—	(190,921,630)
Disposal of investment	—	—	—	(317,261,674)	—
Effect of exchange rate change	203,797,833	98,468,430	—	18,277,885	4,847,716
Other than temporary impairment	—	—	—	—	(36,357,902)
The change in fair value of the investment	1,038,751	1,154,948	(221,873,496)	—	—

Fair value of Level 3 investment as at December 31, 2016	3,081,585,780	1,877,945,423	1,523,436,120	228,317,887	94,311,000

Fair value of Level 3 investments as at December 31, 2016 (US$)	443,840,671	270,480,401	219,420,441	32,884,616	13,583,609

The Company determined the fair value of their investment by using an income approach concluding on the overall investee’s equity value and allocating this value to the various classes of preferred and common shares by using an option-pricing method. The determination of the fair value was assisted by independent appraisals, based on estimates, judgments and information of other comparable public companies. The significant unobservable inputs used in the valuation are as following:

Unobservable Input	Tujia	eLong	LY.com	Easy Go

Weighted average cost of capital	18%	14.5%	17%	28%
Terminal growth rate	3%	3%	3%	3%
Lack of marketability discount	20%	18%	15%	20%
Time to liquidation	2.8 years	5 years	3 years	2 years
Risk-free rate	3.5%	1.93%	2.74%	1.27%
Expected volatility	42%	46.1%	46%	45.2%
Probability	Liquidation scenario: 30% Redemption scenario: 30% IPO scenario: 40%	Liquidation scenario: 30% Redemption scenario: 30% IPO scenario: 40%	Liquidation scenario: 70% IPO scenario: 30%	Liquidation scenario: 60% IPO scenario: 40%
Dividend yield	Nil	Nil	Nil	Nil